UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

 (Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Prasad Growth Fund
	Schedule of Investments
	June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCK - 79.26%

Building (Heavy Construction) - 3.97%
650	Shaw Group, Inc.*	$ 30,089

Business Service (Miscellaneous) - 3.90%
200	Inter Continental Services Corp. *	29,570

Chemicals (Specialty) - 3.90%
400	Ceradyne, Inc.*	29,584

Insurance (Property/Casualty) - 4.21%
1700	Amtrust Financial Services, Inc.	31,943

Internet (Network) - 4.01%
625	Akamai Technologies, Inc.*	30,400

Internet (Service Provider) - 4.13%
60	Google, Inc. *	31,362

Machinery (Construction/Mining) - 3.82%
370	Caterpillar, Inc.	28,971

Metal Products (Production/Fabrication) - 3.71%
500	Reliance Steel & Aluminum Co.	28,130

Mining (Miscellaneous) - 3.68%
550	Cameco Corp.	27,907

Mining (Non Ferrous) - 3.94%
500	BHP Billiton Ltd.	29,875

Petroleum (Drilling) - 8.09%
450	Atwood Oceanic, Inc.*	30,879
500	Ensco International, Inc.	30,505
		61,384
Petroleum (Field Services) - 3.94%
360	McDermott International, Inc.*	29,923

Petroleum (Machiney/Equipment) - 4.12%
300	National Oilwell Varco, Inc.*	31,272

Retail (Apparel) - 7.20%
600	Crocs, Inc. *	25,800
600	Guess, Inc.	28,824
		54,624
Transportation (Equipment Manufacturing) - 4.27%
450	Twin Disc, Inc.	32,360

Transportation (Rail) - 3.73%
700	Guangshen Railway Co. Ltd.	28,315

Transportation (Ship) - 8.65%
2,000	Premier Exhibitions, Inc.*	31,520
1,200	TBS International Ltd.*	34,080
		65,600

TOTAL FOR COMMON STOCKS (Cost $594,396) - 79.26%		$ 601,308

OPTIONS - 2.00%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call/Put		Value
	Alcoa, Inc.
1,000	October 2007 Call @ 42.50	$ 2,550

	Array Biopharma, Inc.
3,000	August 2007 Put @ 10.00	150

	AT&T Corp.
2,000	January 2008 Call @ 40	7,400

	Force Protection, Inc.
500	September 2007 Call @ 25	900

	Nvidia, Corp.
1,000	September 2007 Call @ 40	4,200

	Total (Premiums Paid $17,467) - 2.00%	$ 15,200

SHORT TERM INVESTMENTS - 18.59%
28,210	Fidelity Money Market Portfolio Class Select 5.17% ** (Cost $28,210)	$ 28,210
28,210	Fidelity Institutional Money Market Funds Tax Exempt Class I 3.70% ** (Cost $28,210)	28,210
28,210	First American Funds Institutional Treasury Obligation Fund Class Y 4.94% ** (Cost $28,210)	28,210
28,210	First American Prime Obligation Fund Class Y 4.92% ** (Cost $28,210)	28,210
28,209	First American Treasury Obligation Fund Class Y 4.64% ** (Cost $28,209)	28,209
	Total Short Term Investments (Cost $141,049)	141,049

TOTAL INVESTMENTS (Cost $752,912) - 99.85%		$ 757,557

OTHER ASSETS LESS LIABILITIES -0.15%		1,132

NET ASSETS - 100.00%		$ 758,689

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS
Prasad Growth Fund
1. SECURITY TRANSACTIONS
At June 30, 2007 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $752,912 amounted to $4,645 which consisted of aggregate gross unrealized appreciation of
$18,478 and aggregate gross unrealized depreciation of $13,833.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date August 23, 2007

* Print the name and title of each signing officer under his or her signature.